JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
MAY 31, 2026
(Unaudited)

	Shares	Fair Value
JAPANESE EQUITY SECURITIES
Banks — 8.1%
Daishi Hokuetsu Financial Group, Inc.	1,114,300	$14,136,511
Rakuten Bank, Ltd.(a)	80,000	2,337,824
The Musashino Bank, Ltd.	721,500	10,979,397
Tokyo Kiraboshi Financial Group, Inc.	38,900	2,809,546
		30,263,278
Chemicals — 9.2%
Cosmo Energy Holdings Co., Ltd.	88,200	2,071,156
Nihon Tokushu Toryo Co., Ltd.	143,200	2,126,078
Nippon Soda Co., Ltd.	83,100	1,902,336
Osaka Soda Co., Ltd.	40,000	472,288
Sakai Chemical Industry Co., Ltd.	215,100	6,673,537
Sakata INX Corporation	1,422,800	20,981,218
		34,226,613
Construction — 6.3%
Kumagai Gumi Co., Ltd.	510,000	4,580,311
MIRAIT ONE Corporation	128,700	3,179,005
Nishimatsu Construction Co., Ltd.	63,900	2,179,162
Taikisha Ltd.	120,200	3,378,207
Yondenko Corporation	824,600	10,124,622
		23,441,307
Electric Appliances — 7.3%
Ferrotec Corporation	69,400	3,787,634
Horiba, Ltd.	25,800	4,255,846
Idec Corporation	274,500	5,973,575
Nippon Avionics Co., Ltd.	50,000	1,827,602
Oki Electric Industry Co., Ltd.	213,900	4,762,289
Ulvac, Inc.	78,100	4,661,720
Yamaichi Electronics Co., Ltd.	34,900	1,911,308
		27,179,974

See notes to financial statements

1

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS(Continued)
MAY 31, 2026
(Unaudited)

	Shares	Fair Value
Financing Business — 2.5%
Credit Saison Co., Ltd.	152,100	$3,909,846
Mizuho Leasing Co., Ltd.	353,000	2,886,519
NS Group, Inc.	260,000	2,387,314
		9,183,679
Food — 2.0%
Morinaga & Co., Ltd.	152,200	2,381,575
S Foods, Inc.	61,000	1,040,132
S&B Foods, Inc.	117,900	4,168,799
		7,590,506
Glass and Ceramics Products — 4.5%
Asia Pile Holdings Corporation	792,700	7,965,583
Nichiha Corporation	54,000	1,010,306
Noritake Co., Ltd.	268,400	6,633,092
Sumitomo Osaka Cement Co., Ltd.	34,300	1,171,661
		16,780,642
Information and Communication — 6.3%
Cover Corporation(a)	48,800	490,375
DAIKO XTECH Ltd.	357,100	2,276,379
Future Corporation	365,700	3,661,019
GMO internet group, Inc.	322,900	6,661,809
Toei Animation Co., Ltd.	71,600	1,063,939
Tsuzuki Denki Co., Ltd.	148,600	3,817,077
Vision, Inc.	609,100	4,081,706
Visional, Inc.(a)	29,900	1,474,109
		23,526,413
Land Transportation — 1.0%
Hamakyorex Co., Ltd.	220,500	2,624,258
Tobu Railway Co., Ltd.	58,500	1,022,487
		3,646,745

See notes to financial statements

2

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS(Continued)
MAY 31, 2026
(Unaudited)

	Shares	Fair Value
Machinery — 8.9%
Miura Co., Ltd.	150,600	$3,047,469
Modec, Inc.	26,900	1,696,191
Nabtesco Corporation	99,700	3,464,532
Sansei Technologies, Inc.	325,600	5,607,129
THK Co., Ltd.	181,300	8,699,212
Towa Corporation	180,000	3,397,080
TPR Co., Ltd.	227,300	1,997,128
YAMABIKO Corporation	223,900	5,505,219
		33,413,960
Metal Products — 2.8%
ARE Holdings, Inc.	66,400	1,407,442
G-Tekt Corporation	236,700	3,288,305
Suncall Corporation	121,400	1,299,966
SWCC Corporation	49,500	4,613,472
		10,609,185
Other Products — 4.1%
Komatsu Wall Industry Co., Ltd.	315,400	4,874,859
Nishikawa Rubber Co., Ltd.	106,700	2,077,375
Tekscend Photomask Corporation	295,100	8,516,153
		15,468,387
Pharmaceutical — 2.0%
Rohto Pharmaceutical Co., Ltd.	226,400	3,385,513
Tsumura & Co.	164,200	3,929,044
		7,314,557
Precision Instruments — 3.5%
Citizen Watch Co., Ltd.	900,000	13,085,257
		13,085,257
Real Estate — 1.1%
JINUSHI Co., Ltd.	219,500	3,986,773
		3,986,773

See notes to financial statements

3

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS(Continued)
MAY 31, 2026
(Unaudited)

	Shares	Fair Value
Retail Trade — 3.3%
ASKUL Corporation	384,100	$2,827,227
Geo Holdings Corporation	121,300	1,615,048
JM Holdings Co., Ltd.	497,700	3,972,848
Komehyo Holdings Co., Ltd.	50,100	1,796,646
Qol Holdings Co., Ltd.	193,600	2,240,884
		12,452,653
Services — 4.0%
HIS Co., Ltd.	112,100	737,125
Koshidaka Holdings Co., Ltd.	208,300	1,248,034
Kyoritsu Maintenance Co., Ltd.	200,500	3,156,875
Quants Research Institute Holdings, Inc.	126,100	699,301
Relo Group, Inc.	147,700	1,708,209
SIGMAXYZ Holdings, Inc.	800,000	2,788,507
Step Co., Ltd.	164,000	2,282,456
Tokyotokeiba Co., Ltd.	80,000	2,371,487
		14,991,994
Textiles and Apparel — 1.8%
Sanyo Shokai, Ltd.	212,000	4,959,648
World Co., Ltd.	206,800	1,935,199
		6,894,847
Transportation Equipment — 4.3%
HI-LEX Corporation	90,700	1,412,123
Kyokuto Kaihatsu Kogyo Co., Ltd.	258,600	3,573,057
Morita Holdings Corporation	192,500	2,976,511
Nichirin Co., Ltd.	49,300	1,289,587
Nippon Seiki Co., Ltd.	408,400	6,822,698
		16,073,976
Utilities — 1.0%
Tohoku Electric Power Co., Inc.	584,900	3,697,295
		3,697,295

See notes to financial statements

4

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS(Continued)
MAY 31, 2026
(Unaudited)

	Shares	Fair Value
Wholesale Trade — 10.6%
BuySell Technologies Co., Ltd.	271,200	$6,957,777
Central Automotive Products, Ltd.	216,800	2,848,457
Kanaden Corporation	359,600	5,987,123
Macnica Holdings, Inc.	91,600	1,789,141
Restar Corporation	230,000	5,871,879
RYODEN Corporation	358,100	8,523,781
Sangetsu Corporation	370,600	6,745,164
Tachibana Eletech Co., Ltd.	65,800	1,324,472
		40,047,794
TOTAL INVESTMENTS — 94.6% (cost $280,664,500)		$353,875,835
TOTAL FOREIGN CURRENCY — 4.5% (cost $16,813,640)(b)		$16,816,556
TOTAL INVESTMENTS AND FOREIGN CURRENCY — 99.1% (cost $297,478,140)		$370,692,391
TOTAL OTHER ASSETS AND LIABILITTIES — 0.9%		$3,289,102
TOTAL NET ASSETS — 100.0%		$373,981,493

(a)	Non-income producing security.
(b)	Japanese Yen - Interest bearing account.
See notes to financial statements

5

JAPAN SMALLER CAPITALIZATION FUND, INC.
Notes to Schedule of Investments (Unaudited)
Valuation of Securities
Investments traded in the over-the-counter market are fair valued at the last reported sales price as of the close of business on the day the securities are being valued or, if none is available, at the mean of the bid and offer price at the close of business on such day or, if none is available, the last reported sales price. Portfolio securities which are traded on stock exchanges are fair valued at the last sales price on the principal market on which securities are traded or, lacking any sales, at the last available bid price. Securities and other assets, including futures contracts and related options, that cannot be fair valued using one of the previously mentioned methods are stated at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.
Fair Value Measurements
Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
The three-tier hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
At May 31, 2026, all of the Fund’s investments were determined to be Level 1 securities.
During the quarter ended May 31, 2026, the Fund did not hold any instrument which used significant unobservable inputs (Level 3) in determining fair value.

6